Transfers and Servicing of Financial Assets	12 Months Ended
Jun. 30, 2015
Transfers and Servicing of Financial Assets
Transfers and Servicing of Financial Assets

6. Transfers and Servicing of Financial Assets

        The Company sells loans in the secondary market and retains the servicing responsibility for the sold loans. Consideration for the sale includes the cash received as well as the related servicing rights asset. The Company receives fees for the services provided. Mortgage loans sold in the year ended June 30, 2015 totaled $101.3 million, compared to $88.0 million in the year ended June 30, 2014. Mortgage serviced for others totaled $108.4 million and $82.0 million at June 30, 2015 and 2014, respectively. SBA loans sold during the year ended June 30, 2015 totaled $22.2 million, compared to $3.6 million in the year ended June 30, 2014. SBA serviced for others totaled $53.5 million and $37.8 million at June 30, 2015 and 2014, respectively.

        Mortgage loans and SBA loans serviced for others are accounted for as sales and therefore are not included in the accompanying consolidated balance sheets. The risks inherent in mortgage servicing assets and SBA servicing assets relate primarily to changes in prepayments that result from shifts in interest rates.

        Contractually specified servicing fees were $471 thousand and $521 thousand for the year ended June 30, 2015 and 2014, respectively, and included as a component of loan related fees within non-interest income.

        The significant assumptions used in the valuation for mortgage servicing rights as of June 30, 2015 included a weighted average discount rate of 7.5% and a weighted average prepayment speed assumption of 13.14%. For the SBA servicing rights, the significant assumptions used in the valuation included pre-payment speed assumptions ranging from 6.08% to 7.25%.

        Mortgage servicing rights activity was as follows:

June 30, 2015
(Dollars in thousands)
Balance, June 30, 2013	$68
Additions	—
Disposals	—
Amortization	(24)
Allowance Adjustment	20

Balance, June 30, 2014	64
Additions	—
Disposals	—
Amortization	(28)
Allowance Adjustment	1

Balance, June 30, 2015	$37

        SBA servicing rights activity was as follows:

June 30, 2015
(Dollars in thousands)
Balance, June 30, 2013	$116
Additions	138
Disposals	—
Amortization	(18)
Allowance Adjustment	—

Balance, June 30, 2014	236
Additions	940
Disposals	—
Amortization	(80)
Allowance Adjustment	(19)

Balance, June 30, 2015	$1,077